                          Montgomery Variable Series:
                                  Growth Fund

                                 Annual Report
                               December 31, 1997

                     [LOGO OF MONTGOMERY VARIABLE SERIES:]
                               Invest wisely.(R)
                             The Montgomery Funds

Montgomery Variable Series: Growth Fund
Portfolio Highlights
December 31, 1997
--------------------------------------------------------------------------------
Investment Review

Q: How did the Fund perform for the six months and full year ended December 31, 1997?

A: The Montgomery Variable Series: Growth Fund was up 10.47% for the second half of 1997 and finished the full year with a 28.57% return. Although this performance represented strong absolute results, it returned less than the S&P 500. Our focus on buying stocks of companies that we believe have the best forward potential at the most reasonable prices has us positioned in companies that are smaller, faster growing and less expensive than those in the S&P 500. Even so, they went relatively unrewarded last year. So too did the shares of companies sensitive to economic growth, which may represent the most overlooked and underappreciated area of the current stock market.

Q: Before we get into specifics about the portfolio, what are your thoughts on the U.S. and world economies going into 1998?

A: As we enter 1998 and in spite of the uncertainty created, we are still waiting for the impact of Asia's financial crisis to show up in U.S. economic data. Gross Domestic Product ("GDP") for 1997 grew at a robust 3.9% rate, and that was the fastest growth since the current expansion began almost eight years ago. Inflation has continued to ease, and the Federal Reserve has moved to a more balanced view of economic risk. Most of the troubled countries in the Asia Pacific region have begun to make progress toward restructuring their debt. It is likely, however, that the economies in this region will be in retrenchment throughout 1998. There is also evidence that the financial paralysis that has gripped Japan may be in the process of important improvement with recent changes at the Ministry of Finance. The behavior of China remains a wildcard, but most observers believe that China will not devalue its currency this year. In the United States, the financial markets are watching to determine if the growing lack of presidential credibility will spill over into domestic and, more important, international policy.

     At this point, most economists expect 1998 U.S. GDP growth to be in the 2.5 to 3.0% range, coupled with inflation expectations (as measured by the Consumer Price Index) of less than 2%. World growth expectations likewise remain optimistic, with any slowdown in the Asia Pacific region being offset by stronger growth out of Europe.

                             [GRAPH APPEARS HERE]

Portfolio Management
--------------------------------------------------------------------------------
Roger W. Honour......................................  Senior Portfolio Manager
Andrew Pratt.........................................  Portfolio Manager
Kathryn M. Peters....................................  Portfolio Manager
--------------------------------------------------------------------------------
Fund Performance
--------------------------------------------------------------------------------
Average annual total returns for the
periods ended 12/31/97
--------------------------------------------------------------------------------

                          Montgomery Variable Series:
                                  Growth Fund
Since inception (2/9/96)............................................  29.72%
One Year............................................................  28.57%

                                 S&P 500 Index
Since 1/31/96.......................................................  27.19%
One Year............................................................  33.35%

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
1 The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX, and OTC market.

2  The Lipper Growth Funds Average universe consists of 658 funds.

Montgomery Variable Series: Growth Fund
Portfolio Highlights (continued)
December 31, 1997


Q: How do these economic growth estimates affect S&P 500 earnings expectations and your outlook for the stock market this year?

A: Most top-down forecasters are looking for 1998 to be the seventh consecutive year of S&P 500 earnings growth. Expectations are for growth of 6% in earnings this year, a slowdown from the 10% gains in 1997. The stock market is already selling at a historically high price/earnings multiple of almost 21 times those expected earnings. Also, operating margins are nearing peak of cycle levels, thus making it more difficult for companies to leverage revenue growth into faster earnings growth. We believe, therefore, that 1998 will be a more difficult year in terms of stock market returns, especially when compared with the robust gains of the past three years.

Q: What effect does that have on how the Montgomery Growth Fund is positioned for the coming year?

A: As discussed above, if you owned "the market" as represented by the S&P 500, you would be paying about 21 times expected earnings to capture only 6% expected growth. By contrast, the Montgomery Growth Fund is currently paying 18 times expected 1998 earnings to capture expected growth of 24%. In other words, we are potentially buying four times the growth of the overall stock market but at a more reasonable valuation. To do this we are buying some smaller companies that we believe have much better profiles for forward growth, yet trade at lower multiples of their growth rates. Also, as mentioned earlier, we believe that some of the cycle-sensitive areas of the market represent good value, and many of these companies are undergoing substantial restructuring and efficiency realignment programs, with the expected result of improved shareholder returns.

Q: Would that explain the portfolio's overweighting in the pulp and paper products sector?

A: Yes. This is an example of a group that is both extremely inexpensive by today's stock market valuations and is, at the same time, generally undergoing significant cost containment and business rationalization moves to improve future profitability. Non-core and non-productive assets are being sold off, repositioned or shut down. Capital structures are being made more efficient, new revenue growth objectives are being initiated, asset utilization is being improved and management's and directors' incentives are being aligned with those of shareholders through required stock ownership. Plant capacity additions in the next two years should be well below recent memory and well below expected demand growth. At the same time, the stocks recently hit 30-year relative price lows. We believe that once the uncertainties surrounding the impact of the slowdown in Asian economies subside, the group offers good return potential. The group is underowned and out of favor on Wall Street despite what appears to be solid efforts by management toward long-term fundamental change. The companies we own in this group include Champion International Corporation, Chesapeake Corporation, International Paper Company and Boise Cascade.

Montgomery Variable Series: Growth Fund
Portfolio Highlights (continued)
December 31, 1997

Q:  For newer shareholders would you briefly discuss your investment process?

A: We use proprietary, quantitative screening techniques as a tool to identify positive, long-term fundamental change in a company's or industry's business and its expected earnings. We then conduct fundamental analysis to determine the validity and sustainability of the change. Finally, we apply our valuation criteria to determine the future potential for the share price. We attempt to build portfolios of good companies that meet our fundamental criteria and where the valuation allows our shareholders to benefit from future appreciation.


                              Top Five Industries
                        (as a percentage of net assets)

--------------------------------------------------------------------------------

     Pulp and Paper...............................................    8.1%
     Software Systems.............................................     6.8
     Retail Trade.................................................     6.1
     Banks/Savings and Loan.......................................     5.6
     Telecommunications Equipment.................................     4.7

--------------------------------------------------------------------------------



                               Top Ten Holdings
                        (as a percentage of net assets)
-------------------------------------------------------------------------------

     Golden West Financial Corporation............................    3.9%
     Avid Technology Inc..........................................    3.8
     Nordstrom, Inc...............................................    3.8
     Interstate Hotels Company....................................    2.9
     Canadian National Railway Company............................    2.6
     International Paper Company..................................    2.5
     United Stationers, Inc.......................................    2.3
     Sybase, Inc..................................................    2.3
     Ericsson (L.M.) Telephone Company, Class B, ADR..............    2.1
     Amerada Hess Corporation.....................................    2.1
--------------------------------------------------------------------------------

Montgomery Variable Series: Growth Fund
Portfolio Investments
December 31, 1997


Common Stocks-81.1%                                                                              Value
     Shares                                                                                     (Note 1)
                         Airlines-1.1%
     2,250               Federal Express Corporation+                                          $  137,391
                                                                                               ----------
                         Apparel and Textiles-0.7%
     2,050               VF Corporation                                                            94,300
                                                                                               ----------
                         Auto/Auto Parts-2.9%
     4,250               General Motors Corporation                                               257,655
     2,100               PACCAR, Inc.                                                             110,381
                                                                                               ----------
                                                                                                  368,036
                                                                                               ----------
                         Banks/Savings and Loan-5.6%
     1,500               BankAmerica Corporation                                                  109,500
     875                 Citicorp                                                                 110,633
     5,000               Golden West Financial Corporation                                        489,062
                                                                                               ----------
                                                                                                  709,195
                                                                                               ----------
                         Building Materials-2.6%
     5,125               Masco Corporation                                                        260,734
     4,500               RPM of Ohio, Inc.                                                         69,469
                                                                                               ----------
                                                                                                  330,203
                                                                                               ----------
                         Business Services-2.7%
     2,500               AccuStaff Inc.+                                                           57,500
     3,844               Cendant Corporation+                                                     132,137
     1,750               Computer Sciences Corporation +                                          144,484
                                                                                               ----------
                                                                                                  334,121
                                                                                               ----------
                         Chemicals-2.1%
     1,550               Dow Chemical Company                                                     157,325
     1,800               Eastman Chemical Company                                                 107,213
                                                                                               ----------
                                                                                                  264,538
                                                                                               ----------
                         Computers and Office Equipment-1.2%
     8,500               Data General Corporation+                                                148,219
                                                                                               ----------
                         Conglomerates-2.4%
     4,100               Canadian Pacific, Ltd.                                                   111,725
     4,300               Tyco International Ltd.                                                  193,769
                                                                                               ----------
                                                                                                  305,494
                                                                                               ----------
                         Diversified Financial Services-1.3%
     4,300               FirstPlus Financial Group+                                               164,744
                                                                                               ----------
                         Electrical Equipment-1.0%
     800                 Matsushita Electric Industrial Company, Ltd., ADR                        121,600
                                                                                               ----------
                         Electronics-1.4%
     4,050               Raychem Corporation                                                      174,403
                                                                                               ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
December 31, 1997

Common Stocks (continued)                                                                         Value
     Shares                                                                                      (Note 1)
                               Food and Beverage-1.3%
     12,650                    Fleming Companies, Inc.                                           $169,984
                                                                                               ----------
                               Health Care-0.3%
     800                       Healthcare COMPARE Corporation+                                     40,900
                                                                                               ----------
                               Home Appliance-1.0%
     2,200                     Whirlpool Corporation                                              121,000
                                                                                               ----------
                               Household Products-1.2%
     2,400                     Unilever N.V., ADR                                                 149,850
                                                                                               ----------
                               Insurance-0.6%
     1,100                     Life Re Corporation                                                 71,706
                                                                                               ----------
                               Lodging-2.9%
     10,300                    Interstate Hotels Company+                                         361,144
                                                                                               ----------
                               Machinery and Tools-0.7%
     2,750                     Manitowoc Company, Inc.                                             89,375
                                                                                               ----------
                               Metals and Mining-2.3%
     1,700                     Aluminum Company of America (Alcoa)                                119,637
     4,600                     Brush Wellman Inc.                                                 112,700
     3,700                     Freeport-McMoRan Copper and Gold, Inc., Series B                    58,275
                                                                                               ----------
                                                                                                  290,612
                                                                                               ----------
                               Newspapers/Publishing-2.9%
     3,350                     Donnelley (R.R.) & Sons Company                                    124,787
     1,950                     Time Warner, Inc.                                                  120,900
     4,700                     World Color Press, Inc.+                                           124,844
                                                                                               ----------
                                                                                                  370,531
                                                                                               ----------
                               Oil-4.4%
     4,800                     Amerada Hess Corporation                                           263,400
     3,925                     Belco Oil & Gas Corporation+                                        73,839
     8,950                     Union Pacific Resources Group, Inc.                                217,038
                                                                                               ----------
                                                                                                  554,277
                                                                                               ----------
                               Oilfield Equipment-4.0%
     5,800                     Dril-Quip, Inc.+                                                   203,725
     2,500                     Schlumberger Ltd.                                                  201,250
     1,700                     Tidewater Inc.                                                      93,713
                                                                                               ----------
                                                                                                  498,688
                                                                                               ----------
                               Pipelines-0.5%
     1,500                     Enron Corporation                                                   62,344
                                                                                               ----------

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
December 31, 1997

Common Stocks (continued)                                                                            Value
Shares                                                                                               (Note 1)
                               Pulp and Paper-8.1%
       7,400                   Boise Cascade Corporation                                          $   223,850
       2,300                   Champion International Corporation                                     104,219
       2,900                   Chesapeake Corporation                                                  99,506
       7,200                   International Paper Company                                            310,500
       6,000                   United Stationers, Inc.+                                               288,375
                                                                                                   ----------
                                                                                                    1,026,450
                                                                                                   ----------
                               Railroad-3.8%
       6,800                   Canadian National Railway Company                                      321,300
       2,450                   Union Pacific Corporation                                              152,972
                                                                                                   ----------
                                                                                                      474,272
                                                                                                   ----------
                               Real Estate Investment Trust-1.5%
       5,196                   Meditrust Companies                                                    190,953

                                                                                                   ----------
                               Retail Trade-6.1%
       2,675                   Dayton Hudson Corporation                                              180,562
       7,900                   Nordstrom, Inc.                                                        475,975
       3,200                   TJX Companies, Inc.                                                    110,000
                                                                                                   ----------
                                                                                                      766,537
                                                                                                   ----------
                               Semiconductors-1.0%
       2,166                   Analog Devices Inc.+                                                    59,971
       1,600                   Texas Instruments, Inc.                                                 72,000
                                                                                                   ----------
                                                                                                      131,971
                                                                                                   ----------
                               Software Systems-6.8%
      18,000                   Avid Technology Inc.+                                                  482,625
       7,500                   Indus International, Inc.+                                              53,438
       1,300                   Structural Dynamics Research Corporation+                               29,413
      21,600                   Sybase, Inc.+                                                          288,225
                                                                                                   ----------
                                                                                                      853,701
                                                                                                   ----------
                               Telecommunications-0.7%
       1,200                   China Telecom (Hong Kong) Ltd., Sponsored ADR+                          40,275
       1,250                   Newbridge Networks Corporation+                                         43,594
                                                                                                   ----------
                                                                                                       83,869
                                                                                                   ----------
                               Telecommunications Equipment-4.7%
       7,800                   Aspect Telecommunications Corporation+                                 163,800
       6,400                   Boston Technology Inc.+                                                160,800
       7,200                   Ericsson (L.M.) Telephone Company, Class B, ADR                        268,875
                                                                                                   ----------
                                                                                                      593,475
                                                                                                   ----------
                               Trucking-1.3%
       5,100                   Swift Transportation Company, Inc.+                                    166,069
                                                                                                   ----------
                               Total Common Stocks (Cost $9,255,352)                               10,219,952
                                                                                                   ==========

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
December 31, 1997

Repurchase Agreements-20.7%                                                                                             Value
Principal Amount                                                                                                       (Note 1)
     $1,305,500                  Agreement with Bear Stearns, Tri-Party, 6.850% dated 12/31/97, to be repurchased at $1,305,997, on 01/02/98,
                                 collateralized by $1,359,876 market value of U.S. government
                                 securities, having various maturities and various interest rates.                     $ 1,305,500
     1,305,500                   Agreement with United Bank of Switzerland, Tri-Party, 6.900% dated 12/31/97, to be repurchased at $1,306,000, on 01/02/98, collateralized by $1,331,631 market value of U.S. government securities, having various maturities and
                                 various interest rates                                                                  1,305,500
                                                                                                                       -----------
                                 Total Repurchase Agreements (Cost $2,611,000)                                           2,611,000

Total Investments (Cost $11,866,352*)                                                      101.8%                       12,830,952

Other Assets and Liabilities (Net)                                                          (1.8)                         (233,573)

                                                                                           ------                      -----------
Net Assets                                                                                 100.0%                      $12,597,379
                                                                                           ======                      ===========

-----------------------------
*  Aggregate cost for federal tax purposes was $11,908,596.
+  Non-income producing security.

Abbreviation:
ADR  American Depositary Receipt

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Assets and Liabilities
December 31, 1997

Assets:
Investments in securities, at value (Identified cost $11,866,352) (Note 1)
     Securities.................................................                                    $ 10,219,952
     Repurchase agreements......................................                                       2,611,000
                                                                                                    ------------
     Total investments..........................................                                      12,830,952
Cash............................................................                                           1,934
Receivables:
     Shares of beneficial interest sold.........................                                          83,858
     Investment securities sold.................................                                          19,141
     Dividends..................................................                                           9,473
     Interest...................................................                                             499
Other Assets:
     Organization costs (Note 1)................................                                          39,636
                                                                                                    ------------
Total Assets....................................................                                      12,985,493

Liabilities:
Payables:
     Investment securities purchased............................   $   350,905
     Legal and audit fees.......................................        21,500
     Management fee (Note 2)....................................         7,877
     Trustees' fees and expenses (Note 2).......................         1,323
     Shares of beneficial interest redeemed.....................           718
     Other accrued liabilities and expenses.....................         5,791
                                                                   -----------
Total Liabilities...............................................                                         388,114
                                                                                                    ------------
Net Assets......................................................                                    $ 12,597,379
                                                                                                    ============
Net Assets consist of:
Undistributed net investment income.............................                                    $      1,035
Accumulated net realized gain on securities sold................                                           2,380
Net unrealized appreciation of investments......................                                         964,600
Shares of beneficial interest...................................                                           8,349
Additional paid-in capital......................................                                      11,621,015
                                                                                                    ------------
Net Assets......................................................                                    $ 12,597,379
                                                                                                    ============
Net Asset Value, offering and redemption price per share
($12,597,379-834,878 shares of beneficial interest outstanding).                                    $     15.09
                                                                                                    ===========

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Operations
For the Year Ended December 31, 1997

Investment Income:
Interest.........................................................................                             $    91,168
Dividends (Net of foreign withholding taxes of $966).............................                                  57,957
                                                                                                              -----------
Total Investment Income..........................................................                                 149,125

Expenses:
Management fee (Note 2).......................................................... $    71,499
Legal and audit fees.............................................................      23,003
Printing fees....................................................................      19,863
Amortization of organization expenses (Note 1)...................................      12,389
Custodian fees...................................................................       5,932
Trustees' fees and expenses (Note 2).............................................       5,084
Other............................................................................       2,651
Interest expense.................................................................         438
                                                                                  ------------
Total Expenses...................................................................                                 140,859
Fees deferred and expenses absorbed by Manager (Note 2)..........................                                (116,101)
                                                                                                              ------------
Net Expenses.....................................................................                                   24,758
                                                                                                              ------------
Net Investment Income............................................................                                  124,367
                                                                                                              ------------
Net Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net realized gain on investments during the year.................................                                 431,903
Net unrealized appreciation of investments during the year.......................                                 825,450
                                                                                                              -----------
Net Realized and Unrealized Gain on Investments..................................                               1,257,353
                                                                                                              -----------
Net Increase in Net Assets Resulting from Operations.............................                             $ 1,381,720
                                                                                                              -----------


Statement of Changes in Net Assets
                                                                                For the Year Ended        For the Period Ended
Net Increase in Net Assets Resulting from Operations:                                12/31/97                   12/31/96*
                                                                                  ------------                -----------
Net investment income............................................................ $   124,367                 $   26,607
Net realized gain on investments during the period...............................     431,903                     74,537
Net unrealized appreciation of investments during the period.....................     825,450                    139,150
                                                                                  ------------                -----------
Net increase in net assets resulting from operations.............................   1,381,720                    240,294

Distributions to Shareholders:
Distributions from net investment income.........................................    (123,377)                  (26,562)
Distributions from net realized gains on investments.............................    (443,288)                  (60,772)

Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4)......................   9,655,629                  1,854,346
                                                                                  ------------                -----------
Net increase in net assets.......................................................  10,470,684                  2,007,306

Net Assets:
Beginning of period..............................................................   2,126,695                    119,389
                                                                                  ------------                -----------
End of period.................................................................... $12,597,379                 $2,126,695
                                                                                  ------------                -----------
Undistributed net investment income.............................................. $     1,035                         --
                                                                                  ============                ===========

------------------------------------
* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                                         12/31/97                                  12/31/96*
Net asset value--beginning of period................................    $ 12.33                                    $ 10.08
                                                                        -------                                    -------
Net investment income...............................................       0.16                                       0.15
Net realized and unrealized gain on investments.....................       3.35                                       2.59
                                                                        -------                                    -------
Net increase in net assets resulting from investment operations.....       3.51                                       2.74
Distributions to Shareholders:
     Distributions from net investment income.......................      (0.16)                                     (0.15)
     Distributions from net realized gains on investments...........      (0.59)                                     (0.34)
                                                                        -------                                    -------
     Total Distributions............................................      (0.75)                                     (0.49)
                                                                        -------                                    -------
Net asset value--end of period......................................    $ 15.09                                    $ 12.33
                                                                        =======                                    =======
Total return**......................................................      28.57%                                     27.22%
                                                                        =======                                    =======
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's)................................    $12,597                                    $ 2,127
Ratio of net investment income to average net assets................       1.74%                                      2.55%+
Ratio of operating expenses to average net assets, including
     interest expense...............................................       0.35%                                      0.01%+
Ratio of operating expenses to average net assets, excluding
   interest expense.................................................       0.34%                                       --
Portfolio turnover rate.............................................         53%                                       78%
Average commission rate paid (a)....................................    $0.0586                                   $0.0520
Net investment income/(loss) before  deferral of fees and
     absorption of expenses by Manager..............................    $  0.01                                   $ (0.27)
Operating expense ratio before deferral of fees and absorption
     of expenses by Manager, including interest expense.............       1.97%                                     6.98%+

--------------------------------
*    Montgomery Variable Series: Growth Fund commenced operations on February 9,
     1996
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series:
Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of December 31, 1997. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series: International Small Cap Fund are presented under separate covers.

1.  Significant Accounting Policies:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a.  Portfolio Valuation

     The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

     Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b.  Dividends and Distributions

     Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

c.  Repurchase Agreements

     The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

The Montgomery Funds III
Notes to Financial Statements
(continued)

    d.  Securities Transactions and Investment Income

        Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis.

    e.  Federal Income Taxes

        The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

    f.  Organization Costs

        Expenses incurred in connection with the organization of the Fund amounted to $62,066 and are amortized on a straight-line basis over a period of sixty months from commencement of operations.

    g.  Expenses

        General expenses of the Trust are allocated to the Fund based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.  Management Fees and Other Transactions with Affiliates:

    a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

        Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

              First $500 Million     Next $500 Million     Over $1 Billion
              ------------------     -----------------     ---------------
                    1.00%                 0.90%                0.80%

        The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations.

        For the year ended December 31, 1997, the Manager has deferred fees of $71,499 and absorbed expenses of $44,602.

        As of December 31, 1997, the deferred management fees and absorbed expenses subject to recoupment are $188,928.

    b. Certain officers and Trustees of the Trust are, with respect to the Trust's Managers, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

        MAM Securities LLC, ("MAM Securities") serves as the Fund's transfer agent.

    c. For the year ended December 31, 1997, the Fund incurred total brokerage commissions of $13,147.

3.  Securities Transactions:

    a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 1997, were $10,143,456 and $2,949,622, respectively.

    b. At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $1,328,439 and $406,083, respectively.

The Montgomery Funds III
Notes to Financial Statements
(continued)

    c.  Under an unsecured Revolving Credit Agreement with DeutscheBank (New
        York), the Montgomery Variable Series: Growth Fund, along with other funds of The Montgomery Funds I, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 6, 1997, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. The Fund pays its pro-rata share of the .08% quarterly commitment fee of the unutilized credit line balance. For the year ended December 31, 1997, there was no borrowing under this agreement.

4.  Transactions in Shares of Beneficial Interest:

    The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                        Year Ended                                         Period Ended
                                                      December 31, 1997                                  December 31, 1996*
                                              Shares                     Amount                   Shares                   Amount
     Shares Sold                             1,117,506                $15,968,560                 333,351               $ 3,946,116
     Issued as Reinvestment
      of Dividends                              38,314                    566,665                   7,141                    87,335
     Shares Redeemed                          (493,401)                (6,879,596)               (179,876)               (2,179,105)
                                             ---------                -----------                --------               -----------
     Net Increase                              662,419                $ 9,655,629                 160,616               $ 1,854,346
                                             =========                ===========                ========               ===========

----------------------
* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996 with initial funding of $119,389 and 11,843 shares.

5.  Change of Control of Manager:
    On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets comprising the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed July 31, 1997.

Report of Independent Accountants
To the Trustees and Shareholders of the Montgomery Variable Series: Growth Fund


In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Variable Series: Growth Fund (one of the portfolios constituting the Montgomery Funds III, and hereafter referred to as the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

The financial statements of Montgomery Variable Series: Growth Fund for the period from February 9, 1996 (commencement of operations) through December 31, 1996 were audited by other independent accountants whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

Price Waterhouse LLP
San Francisco, CA
February 11, 1998

The Montgomery Funds III
Note: Results of Voting at Special Shareholders' Meeting (Unaudited)

A special meeting of the Fund's shareholders was held on June 23, 1997. The results of votes taken among shareholders on proposals before them are listed below (may not total 100% because of rounding):

Proposal 1

     For the approval of the new Investment Management Agreement between the Fund and CAM Acquisition, LLC ("New Montgomery") pursuant to which New Montgomery will act as adviser with respect to the assets of the Fund, to become effective upon the closing of the transaction by which substantially all the assets of Montgomery Asset Management, L.P. will be acquired by New Montgomery, as subsidiary of Commerzbank AG.

              Voting Result    # of Shares Voted   % of Shares Voted
              For                   286,241.760              87.831%
              Against                39,612.359              12.155
              Abstained                  45.559               0.014
              Total                 325,899.678             100.000%

Proposal 2

     For the approval of authority for the Board of Trustees to approve any future conversion of the Fund to a feeder fund in a master/feeder fund structure.

             Voting Result        # of Shares Voted   % of Shares Voted
              For                   290,598.130              89.168%
              Against                35,255.989              10.818
              Abstained                  45.559               0.014
              Total                 325,899.678             100.000%

Proposal 3

     For the approval of certain changes to the fundamental investment restrictions of the Fund, as described in the proxy statement.

             Voting Result       # of Shares Voted   % of Shares Voted
              For                  294,819.570              90.463%
              Against               31,034.549               9.523
              Abstained                 45.559               0.014
              Total                325,899.678             100.000%

Tax Information (Unaudited)
Fiscal Year Ended December 31, 1997


The amounts of long-term capital gains paid for the fiscal year ended December 31, 1997, were as follows:

     Montgomery Variable Series: Growth Fund..............    $58,152

Of the distribution made by the Fund, the corresponding percentage represents the amount of the distribution which will qualify for the dividends received deduction available to corporate shareholders:

     Montgomery Variable Series: Growth Fund..............    10.80%

16